Allowance for Credit Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 8,238,000	$ 59,705,000	$ 40,674,000
Past due	38,258,000	84,450,000
Loans, current	7,503,496,000	6,810,496,000
Total loans	7,541,754,000	6,894,946,000
30 to 59 Days
Financing receivable recorded investment
Past due	9,307,000	18,169,000
60 to 89 Days
Financing receivable recorded investment
Past due	3,606,000	4,937,000
90 Days or Greater
Financing receivable recorded investment
Past due	25,345,000	61,344,000
Domestic | Commercial Loan [Member]
Financing receivable recorded investment
Total loans	1,785,936,000
Domestic | Commercial Real Estate: other construction and land development
Financing receivable recorded investment
Total loans	1,846,757,000
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Financing receivable recorded investment
Total loans	2,289,308,000
Domestic | Commercial Real Estate Multifamily Receivable [Member]
Financing receivable recorded investment
Total loans	441,044,000
Domestic | Residential First Mortgage Financing Receivable [Member]
Financing receivable recorded investment
Total loans	405,119,000
Domestic | Residential Junior Lien
Financing receivable recorded investment
Total loans	594,025,000
Commercial, financial and agricultural
Financing receivable recorded investment
Total loans	4,516,288,000	3,379,837,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	318,000	421,000
Past due	3,603,000	5,052,000
Loans, current	1,782,333,000	1,287,608,000
Total loans	1,785,936,000	1,292,660,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member] | 30 to 59 Days
Financing receivable recorded investment
Past due	1,931,000	3,134,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member] | 60 to 89 Days
Financing receivable recorded investment
Past due	1,109,000	626,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member] | 90 Days or Greater
Financing receivable recorded investment
Past due	563,000	1,292,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	186,000	54,878,000
Past due	2,840,000	65,017,000
Loans, current	2,286,468,000	1,831,730,000
Total loans	2,289,308,000	1,896,747,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | 30 to 59 Days
Financing receivable recorded investment
Past due	2,435,000	8,058,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | 60 to 89 Days
Financing receivable recorded investment
Past due	219,000	2,031,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | 90 Days or Greater
Financing receivable recorded investment
Past due	186,000	54,928,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Financing receivable recorded investment
Past due	126,000	478,000
Loans, current	440,918,000	189,952,000
Total loans	441,044,000	190,430,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member] | 30 to 59 Days
Financing receivable recorded investment
Past due	126,000	313,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member] | 90 Days or Greater
Financing receivable recorded investment
Past due		165,000
Commercial Real Estate Portfolio Segment [Member]
Financing receivable recorded investment
Total loans	1,846,757,000	2,185,883,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Financing receivable recorded investment
Past due	18,500,000	564,000
Loans, current	1,828,257,000	2,185,319,000
Total loans	1,846,757,000	2,185,883,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | 30 to 59 Days
Financing receivable recorded investment
Past due	1,059,000	509,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | 60 to 89 Days
Financing receivable recorded investment
Past due	854,000	55,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | 90 Days or Greater
Financing receivable recorded investment
Past due	16,587,000
Real estate - mortgage
Financing receivable recorded investment
Total loans	999,144,000	1,140,377,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	5,890,000	3,107,000
Past due	9,490,000	8,559,000
Loans, current	395,629,000	425,342,000
Total loans	405,119,000	433,901,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member] | 30 to 59 Days
Financing receivable recorded investment
Past due	2,399,000	3,229,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member] | 60 to 89 Days
Financing receivable recorded investment
Past due	926,000	1,670,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member] | 90 Days or Greater
Financing receivable recorded investment
Past due	6,165,000	3,660,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,197,000	1,200,000
Past due	2,005,000	2,789,000
Loans, current	592,020,000	703,687,000
Total loans	594,025,000	706,476,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Past due	561,000	1,112,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Past due	247,000	477,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Past due	1,197,000	1,200,000
Consumer
Financing receivable recorded investment
Total loans	40,595,000	47,800,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	79,000	88,000
Past due	468,000	630,000
Loans, current	40,127,000	47,170,000
Total loans	40,595,000	47,800,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Past due	318,000	467,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Past due	71,000	75,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Past due	79,000	88,000
Foreign
Financing receivable recorded investment
Total loans	138,970,000	141,049,000
Foreign | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	568,000	11,000
Past due	1,226,000	1,361,000
Loans, current	137,744,000	139,688,000
Total loans	138,970,000	141,049,000
Foreign | Foreign | 30 to 59 Days
Financing receivable recorded investment
Past due	478,000	1,347,000
Foreign | Foreign | 60 to 89 Days
Financing receivable recorded investment
Past due	180,000	3,000
Foreign | Foreign | 90 Days or Greater
Financing receivable recorded investment
Past due	$ 568,000	$ 11,000